Income Taxes (Details 4) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011	Dec. 31, 2010
Classification of deferred tax assets and liabilities
Current deferred tax assets	$ 132	$ 150
Non-current deferred tax liabilities	(335)	(259)
Total net deferred tax liabilities	$ (203)	$ (109)